Condensed Financial Information of the Parent Company Only (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 2,203	$ (1,572)	$ 740	$ 1,451	$ (1,021)	$ 1,516	$ 1,408	$ 954	$ 2,822	$ 2,857	$ (3,552)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation									1,858	1,940	1,964
Stock based compensation expense									29	58	87
(Increase) decrease in net deferred tax asset									(214)	462	(2,299)
Other, net									89	(645)	(453)
Net cash provided by operating activities									14,875	20,832	21,456
Cash flows from investing activities:
Net cash provided by (used in) by investing activities									(6,374)	6,381	36,324
Cash flows from financing activities:
Redemption of 12,000 shares of preferred stock									(12,000)	0	0
Cash dividends paid - preferred stock									(1,203)	(1,513)	(1,513)
Cash dividends paid - common stock									(940)	(904)	(1,385)
Net cash used in financing activities									7,166	(34,983)	(31,466)
Net (decrease) increase in cash and due from banks									15,667	(7,770)	26,314
Cash and cash equivalents, beginning of year				43,210				50,980	43,210	50,980	24,666
Cash and cash equivalents, end of year	58,877				43,210				58,877	43,210	50,980
Parent Company [Member]
Cash flows from operating activities:
Net income (loss)									2,822	2,857	(3,552)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation									1	2	3
Equity in undistributed (income) losses of subsidiaries									(239)	(204)	4,977
Stock based compensation expense									29	58	87
(Increase) decrease in net deferred tax asset									(148)	(274)	(38)
Other, net									(813)	(89)	(382)
Net cash provided by operating activities									1,652	2,350	1,859
Cash flows from investing activities:
Investment in subsidiary									1,072	900	(1,250)
Net cash provided by (used in) by investing activities									1,072	900	(1,250)
Cash flows from financing activities:
Redemption of 12,000 shares of preferred stock									(12,000)	0	0
Cash dividends paid - preferred stock									(1,203)	(1,513)	(1,513)
Cash dividends paid - common stock									(940)	(904)	(1,385)
Net cash used in financing activities									(14,143)	(2,417)	(2,898)
Net (decrease) increase in cash and due from banks									(11,419)	833	(2,289)
Cash and cash equivalents, beginning of year				13,282				12,449	13,282	12,449	14,738
Cash and cash equivalents, end of year	$ 1,863				$ 13,282				$ 1,863	$ 13,282	$ 12,449